Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	5,762.16
Total Transaction Valuation	66,231,726.00
Total Offset Amount	0.00
Net Fee	$ 5,762.16
Offering Table N/A
Offset Table N/A	N/A